Unconsolidated Joint Ventures (Details 3) (Variable interest entity, not the primary beneficiary, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated joint ventures
Company's Contributed Equity	$ 340,797	$ 241,580
Joint venture with PGGM | PGGM
Unconsolidated joint ventures
Company's Contributed Equity	98,497
Ownership interest (as a percent)	45.00%
Joint venture with PGGM | PGGM | Turfway Commons
Unconsolidated joint ventures
Company's Contributed Equity	5,823
Joint venture with PGGM | PGGM | Elston Plaza
Unconsolidated joint ventures
Company's Contributed Equity	9,061
Joint venture with PGGM | PGGM | Brownstones Shopping Center
Unconsolidated joint ventures
Company's Contributed Equity	10,954
Joint venture with PGGM | PGGM | Woodfield Plaza
Unconsolidated joint ventures
Company's Contributed Equity	6,430
Joint venture with PGGM | PGGM | Caton Crossing
Unconsolidated joint ventures
Company's Contributed Equity	2,060
Joint venture with PGGM | PGGM | Quarry Retail
Unconsolidated joint ventures
Company's Contributed Equity	9,198
Joint venture with PGGM | PGGM | Champlin Marketplace
Unconsolidated joint ventures
Company's Contributed Equity	5,978
Joint venture with PGGM | PGGM | Stuart's Crossing
Unconsolidated joint ventures
Company's Contributed Equity	2,390
Joint venture with PGGM | PGGM | Village Ten Center
Unconsolidated joint ventures
Company's Contributed Equity	2,921
Joint venture with PGGM | PGGM | Red Top Plaza
Unconsolidated joint ventures
Company's Contributed Equity	3,728
Joint venture with PGGM | PGGM | The Shops of Plymouth
Unconsolidated joint ventures
Company's Contributed Equity	1,937
Joint venture with PGGM | PGGM | Byerly's Burnsville
Unconsolidated joint ventures
Company's Contributed Equity	3,685
Joint venture with PGGM | PGGM | Joffco Square
Unconsolidated joint ventures
Company's Contributed Equity	4,896
Joint venture with PGGM | PGGM | Diffley Marketplace
Unconsolidated joint ventures
Company's Contributed Equity	2,712
Joint venture with PGGM | PGGM | The Point at Clark
Unconsolidated joint ventures
Company's Contributed Equity	6,464
Joint venture with PGGM | PGGM | Cub Foods
Unconsolidated joint ventures
Company's Contributed Equity	4,664
Joint venture with PGGM | PGGM | Shannon Square Shoppes
Unconsolidated joint ventures
Company's Contributed Equity	2,464
Joint venture with PGGM | PGGM | Woodland Commons
Unconsolidated joint ventures
Company's Contributed Equity	10,405
Joint venture with PGGM | PGGM | Mallard Crossing
Unconsolidated joint ventures
Company's Contributed Equity	2,727
Joint venture with PGGM | The Company
Unconsolidated joint ventures
Company's Contributed Equity	120,390
Ownership interest (as a percent)	55.00%
Joint venture with PGGM | The Company | Turfway Commons
Unconsolidated joint ventures
Company's Contributed Equity	7,117
Joint venture with PGGM | The Company | Elston Plaza
Unconsolidated joint ventures
Company's Contributed Equity	11,074
Joint venture with PGGM | The Company | Brownstones Shopping Center
Unconsolidated joint ventures
Company's Contributed Equity	13,388
Joint venture with PGGM | The Company | Woodfield Plaza
Unconsolidated joint ventures
Company's Contributed Equity	7,859
Joint venture with PGGM | The Company | Caton Crossing
Unconsolidated joint ventures
Company's Contributed Equity	2,517
Joint venture with PGGM | The Company | Quarry Retail
Unconsolidated joint ventures
Company's Contributed Equity	11,242
Joint venture with PGGM | The Company | Champlin Marketplace
Unconsolidated joint ventures
Company's Contributed Equity	7,307
Joint venture with PGGM | The Company | Stuart's Crossing
Unconsolidated joint ventures
Company's Contributed Equity	2,922
Joint venture with PGGM | The Company | Village Ten Center
Unconsolidated joint ventures
Company's Contributed Equity	3,570
Joint venture with PGGM | The Company | Red Top Plaza
Unconsolidated joint ventures
Company's Contributed Equity	4,544
Joint venture with PGGM | The Company | The Shops of Plymouth
Unconsolidated joint ventures
Company's Contributed Equity	2,368
Joint venture with PGGM | The Company | Byerly's Burnsville
Unconsolidated joint ventures
Company's Contributed Equity	4,504
Joint venture with PGGM | The Company | Joffco Square
Unconsolidated joint ventures
Company's Contributed Equity	5,996
Joint venture with PGGM | The Company | Diffley Marketplace
Unconsolidated joint ventures
Company's Contributed Equity	3,315
Joint venture with PGGM | The Company | The Point at Clark
Unconsolidated joint ventures
Company's Contributed Equity	7,905
Joint venture with PGGM | The Company | Cub Foods
Unconsolidated joint ventures
Company's Contributed Equity	5,701
Joint venture with PGGM | The Company | Shannon Square Shoppes
Unconsolidated joint ventures
Company's Contributed Equity	3,011
Joint venture with PGGM | The Company | Woodland Commons
Unconsolidated joint ventures
Company's Contributed Equity	12,717
Joint venture with PGGM | The Company | Mallard Crossing
Unconsolidated joint ventures
Company's Contributed Equity	$ 3,333